Goodwill Schedule of Goodwill Allocated to Reporting Segments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Goodwill beginning balance	$ 1,209,376	$ 1,305,599
Goodwill acquired	10,251
Goodwill Impairment	(584,847)	0	0
Other	(7,720)
Effect of change in exchange rates	9,850	(96,223)
Goodwill ending balance	636,910	1,209,376	1,305,599
Energy Operating Segment [Member]
Goodwill [Line Items]
Goodwill beginning balance	792,873	855,957
Goodwill acquired	10,251
Goodwill Impairment	254,735
Other	(981)
Effect of change in exchange rates	6,458	(63,084)
Goodwill ending balance	553,866	792,873
Water Operating Segment [Member]
Goodwill [Line Items]
Goodwill beginning balance	416,503	449,642
Goodwill acquired	0
Goodwill Impairment	(330,112)
Other	(6,739)
Effect of change in exchange rates	3,392	(33,139)
Goodwill ending balance	$ 83,044	$ 416,503